Equity reserves and long-term incentive plan awards (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of reserves within equity [line items]
Description for number of shares issuable under two plans		Under the two plans, when combined, the number of shares issuable cannot exceed 9% of the issued and outstanding common shares of the Company. Specifically, shares reserved for issuance under the share unit plan, when designated as equity‐settled, may not exceed 5% of the issued and outstanding common shares of the Company.
Description of vesting requirements for stock options arrangement		Options granted typically vest in one-third increments every twelve months following the grant date for a total vesting period of three years. Stock options have a maximum term of five years following the grant date.
Share-based compensation expense related to equity-settled DSU awards | $		$ 2,535,000	$ 1,128,000
Restricted Share Units [Member]
Disclosure of reserves within equity [line items]
Forefeiture rate, restricted share units granted		8.80%	23.90%
Performance Share Units [Member]
Disclosure of reserves within equity [line items]
Description of vesting requirements for stock options arrangement		PSUs granted prior to December 31, 2023 vest in either one-half or one-third increments every twelve months following the grant date for a total vesting period of three years.
Forefeiture rate, performance share units granted		7.00%	20.80%
Fair value of performance share units granted | $ / shares	$ 1.76
Performance Share Units [Member] | Bottom of range [Member]
Disclosure of reserves within equity [line items]
PSU performance multiplier		0.00%
Performance Share Units [Member] | Top of range [Member]
Disclosure of reserves within equity [line items]
PSU performance multiplier		150.00%
Deferred Share Units [Member]
Disclosure of reserves within equity [line items]
Forefeiture rate, deferred share units granted		0.00%
Fair value of deferred share units granted | $ / shares	$ 1.76
Share-based compensation expense related to equity-settled DSU awards | $		$ 1,200,000	$ 0